GENERAL MONEY MARKET FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to report the performance for the General Money Market Fund, Inc. for the six-month reporting period ended July 31, 1997, as shown in the following chart:

                                                     ANNUALIZED YIELD      ANNUALIZED EFFECTIVE YIELD*
                                                       ---------------       ------------------------
           Class A Shares.........................           4.84%               4.95%
           Class B Shares.........................           4.70%               4.81%

Economic Review
    For 18 months, the economy has maintained a growth pace exceeding the long-term trends and marred only by a brief slowdown in mid-1996 and again this spring. An early look at the summer months indicates that a brisker growth pace has now resumed in many regions. So far, the strong economy has failed to lift either wages or prices significantly. However, economic resources are nearing full deployment, fueling the debate on how fast the economy can grow without ultimately boosting inflation. The benign inflation profile has fostered an equally benign policy environment: soaring tax receipts have virtually balanced the Federal budget, and the Federal Reserve Board (the "Fed") has left interest rate policy unchanged since March.
    After rising 3.1% in the four quarters from year-end 1995 to year-end 1996, real Gross Domestic Product grew a further 3.5% in the first half of 1997. Indeed, demand from final users in the U.S. has expanded at a steady 3.5% annualized pace over these six quarters, and virtually all major economic sectors are currently participating. This demand, helped by a strong dollar, is now drawing in imports. While rapid import growth can help foreign economic growth and thus indirectly boosts U.S. exports, it also raises the prospect of a deteriorating trade balance.
    The economy's growth rate is impressive, given the absence of reported inflation, yet it is the level of economic activity which fosters the key debate. The unemployment rate has recently held below 5% for several months, and could drop further if present growth trends are sustained. Industrial capacity utilization is likewise tightening. Views on the need for the Fed to raise interest rates differ between those who believe that inflation pressure points are merely lower than in the past and those who believe the forces of the changed economic structure will be anti-inflationary on a sustained basis.
    Market forces will no doubt be the determining factors. The Fed will surely be guided by how profits, interest rates and labor costs play out in the economy. An overriding factor in the equation is the policy bias of the central bank which, for more than a year, has clearly favored tightening of credit when called for by the economic situation.
The Money Market
   Two factors dominated the money market in the past six months - the outlook for the economy and the course of interest rates. For most of the period, both performance of the economy and future expectations were very positive. Solid growth continued, with little inflation evident in either prices or wages. However, the Federal Reserve Board Open Market Committee, which sets interest rate targets, became concerned about inflationary pressures, particularly as reflected in the securities markets. This led the Fed to raise interest rates modestly in March.
    Whether due to the Fed's preventive action or not, interest rates simmered down in the ensuing four months, as the economy appeared headed for a slowdown. Signs of potential excessive strength did not roil the market until early August, when the money market once again began anticipating higher interest rates.

Portfolio Strategy
    To deal with the environment that prevailed until July 31, 1997, we stayed with our current strategy of maintaining slightly longer average maturities than the industry average for money market funds. The rationale for this strategy is to seek better yields for our investors. So far, this approach has been rewarding. We remain vigilant, however, for any signs of underlying change in the economic and market environment. You may rest assured that, as we go forward, portfolio strategy will be adapted to prevailing market conditions in order to bring you competitive yields.
    As your Fund enters the second half of its fiscal year, we would like to take this opportunity to thank you for the confidence you have shown in the Dreyfus organization.
                              Sincerely,

                          [Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager
August 18, 1997
New York, N.Y.
*Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS
                                                     JULY 31, 1997 (UNAUDITED)

                                                                           Principal
Negotiable Bank Certificates of Deposit-34.4%                               Amount          Value
                                                                           -----------    ----------
Abbey National PLC (London)
  5.60%, 10/15/97........................................................... $ 35,000,000  $ 35,000,719
ABN-AMRO Bank N.V. (Yankee)
  5.59%, 12/23/97...........................................................   20,500,000    20,500,370
Banker Trust Co. (London)
  5.61%, 11/20/97...........................................................   10,000,000    10,001,470
Bank of Tokyo-Mitsubishi, Ltd. (Yankee)
  6.00%-6.01%, 10/3/97-3/16/98..............................................   62,000,000    62,000,000
Berliner Handels-und Frankforter Bank (Yankee)
  5.69%, 7/13/98 (a)........................................................   50,000,000    49,993,118
Dai-Ichi Kangyo Bank Ltd. (Yankee)
  5.80%-5.88%, 9/3/97-12/16/97..............................................   28,000,000    28,001,889
Fuji Bank Ltd. (Yankee)
  5.75-5.86%, 8/13/97-10/22/97..............................................   80,000,000    80,000,000
Industrial Bank of Japan Ltd. (Yankee)
  5.72%-5.87, 10/21/97-1/5/98...............................................   79,000,000    79,000,000
International Nederlanden Bank (London)
  6.06%, 6/5/98.............................................................   43,000,000    43,011,385
Landesbank Hessen-Thueringen Girozentrale (Yankee)
  6.25%, 4/7/98.............................................................   50,000,000    49,960,973
Sanwa Bank Ltd. (London)
  5.86%, 12/18/97...........................................................   20,000,000    20,000,750
Societe Generale (Yankee)
  5.57%-5.90%, 9/17/97-7/16/98..............................................   64,000,000    63,998,944
Sumitomo Bank Ltd. (London)
  5.74%, 10/10/97...........................................................   20,000,000    20,000,243
Sumitomo Bank Ltd. (Yankee)
  5.72%-5.78%, 9/26/97-10/22/97.............................................   55,000,000    55,000,000
                                                                                             ----------
TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
  (cost $616,469,861).......................................................             $   616,469,861
                                                                                         ================
Commercial Paper-23.3%
Associates Corp. of North America
  5.80%, 8/1/97.............................................................    $     30,000,000  $ 30,000,000
Bankers Trust New York Corp.
  5.72%, 10/17/97 (a).......................................................          25,000,000    25,000,000
General Motors Acceptance Corp.
  5.55%-6.02%, 8/4/97-11/5/97...............................................          83,178,000    82,314,115
Merrill Lynch & Co. Inc.
  5.50%, 10/14/97...........................................................          25,000,000    24,727,639
Paine Webber Group Inc.
  5.60%, 8/25/97............................................................          15,000,000    14,945,500
Salomon Inc.
  5.78%-5.92%, 8/4/97-1/6/98................................................          29,000,000    28,614,901
Santander Finance (DE) Inc.
  5.64%, 1/30/98............................................................          25,000,000    24,317,563

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)
                                                            JULY 31, 1997 (UNAUDITED)

                                                                                  Principal
Commercial Paper (continued)                                                       Amount        Value
                                                                                  ---------     ----------

Sanwa Business Credit Corp.
  5.65%-5.78%, 9/9/97-10/16/97..............................................    $     75,000,000  $ 74,397,820
Lehman Brothers Holdings Inc.
  5.57%-6.06%, 8/8/97-4/24/98...............................................          90,000,000    88,160,313
SwedBank Inc.
  5.63%, 12/29/97...........................................................          25,000,000    24,427,083
                                                                                                    ---------
TOTAL COMMERCIAL PAPER
  (cost $416,904,934).......................................................                    $  416,904,934
                                                                                                ================
Bank Notes-9.5%
Banker Trust Co.
  5.74%, 4/3/98 (a).........................................................     $     50,000,000  $ 49,986,908
Bank of America Illinois
  5.58%, 11/19/97...........................................................           25,000,000    24,996,385
Bank of America NT & SA
  5.58%, 11/21/97...........................................................           25,000,000    24,995,583
Bayerische Landesbank Girozentrale
  5.64%, 8/14/98............................................................           25,000,000    25,063,648
Comerica Bank
  5.71%, 4/17/98 (a)........................................................           25,000,000    24,991,438
First National Bank of Boston
  5.72%, 4/14/98 (a)........................................................           20,000,000    20,000,000
                                                                                                     -------------
TOTAL BANK NOTES
  (cost $170,033,962).......................................................                    $   170,033,962
                                                                                                ===============
Corporate Notes-20.1%
Abbey National PLC
  5.63%, 11/26/97...........................................................      $     50,000,000  $ 49,978,986
Bear Stearns Companies Inc.
  5.83%, 1/13/98............................................................            25,000,000    25,000,000
Heller Financial Inc.
  5.80%, 4/7/98 (a).........................................................            50,000,000    50,000,000
Key Bank N.A. Cleveland
  5.67%, 2/18/98 (a)........................................................            30,000,000    29,992,012
Merrill Lynch & Co. Inc.
  5.72%, 4/15/98 (a)........................................................            25,000,000    25,000,000
Morgan Stanley Group Inc.
  5.76%, 5/18/98 (a)........................................................            15,000,000    15,000,000
Paine Webber Group Inc.
  5.79%, 1/7/98 (a).........................................................            20,000,000    20,000,000
PHH Corp.
  5.66%-5.69%, 6/24/98-8/4/98 (a)...........................................            65,000,000    65,000,000
PNC Bank N.A.
  5.68%-5.69%, 2/18/98-4/24/98 (a)..........................................            40,000,000    39,987,937

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)
                                                        JULY 31, 1997 (UNAUDITED)
                                                                                        Principal
Corporate Notes (continued)                                                              Amount        Value


Salomon Inc.
  5.85%-5.89%, 11/10/97-7/20/98 (a).........................................      $     40,000,000  $ 40,000,000
                                                                                                    --------------
TOTAL CORPORATE NOTES
  (cost $359,958,935).......................................................                     $   359,958,935
                                                                                                      ===========

Promissory Notes-4.8%
Goldman Sachs Group L.P.
  5.85%-5.91%, 1/5/98-4/24/98 (b,c)
  (cost $87,000,000)........................................................        $     87,000,000  $ 87,000,000
                                                                                                       ============
U.S. Government Agencies-7.4%
Federal Home Loan Mortgage Corp. Floating Rate Notes
  5.75%, 6/30/98 (a)........................................................         $     10,700,000  $ 10,711,122
Federal Home Loan Mortgage Association, Floating Rate Notes
  5.58%-5.63%, 8/18/97-5/14/98 (a)..........................................               122,000,000   122,081,838
                                                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCIES
  (cost $132,792,960).......................................................                          $  132,792,960
                                                                                                      ==============
Time Deposits-3.9%
Bayerische Vereinsbank AG (Cayman)
  5.81%, 8/1/97.............................................................         $       25,000,000  $ 25,000,000
Berliner Handels-und Frankforter Bank AG (Cayman)
  5.88%, 8/1/97.............................................................                  5,068,000     5,068,000
Deutsche Bank AG (Cayman)
  5.81%, 8/1/97.............................................................                 40,000,000    40,000,000
                                                                                                           ----------
TOTAL TIME DEPOSITS
  (cost $70,068,000)........................................................                         $      70,068,000
                                                                                                            ===========
TOTAL INVESTMENTS
  (cost $1,853,228,652)....................................           103.4%                             $1,853,228,652
                                                                      ======                             ==============
LIABILITIES, LESS CASH AND RECEIVABLES......................           (3.4%)                          $    (61,110,910)
                                                                       ======                           ================
NET ASSETS.................................................            100.0%                             $1,792,117,742
                                                                        =====                           ================
Notes to Statement of Investments:
    (a)  Variable interest rate subject to periodic change.
    (b)  These notes were acquired for investment, not with intent to distribute or sell.
    (c)  Securities restricted as to public resale. These securities were aquired from 7/7/97 to 7/28/97 at a cost of par value.
    At July 31, 1997, the aggregate value of these securities is $87 million, representing approximately 4.9% of net assets and are valued at amortized cost.



SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
                                                                                        JULY 31, 1997 (UNAUDITED)

                                                                                              Cost             Value
                                                                                            --------          ---------
ASSETS:                          Investments in securities-See Statement of Investments.... $1,853,228,652     $1,853,228,652
                                 Cash.......................................                                          101,440
                                 Interest receivable........................                                       14,159,256
                                 Prepaid expenses...........................                                          312,383
                                                                                                                    ----------
                                                                                                                1,867,801,731
                                                                                                                ===============

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                         787,836
                                 Due to Distributor.........................                                            28,074
                                 Payable for investment securities purchased                                        73,905,262
                                 Payable for shares of Common Stock redeemed                                           380,785
                                 Accrued expenses...........................                                           582,032
                                                                                                                    ------------
                                                                                                                    75,683,989
                                                                                                                    ==========
NET ASSETS..................................................................                                    $1,792,117,742
                                                                                                                  =============

REPRESENTED BY:                  Paid-in capital............................                                     $1,792,189,566
                                 Accumulated net realized gain (loss) on                                                (71,824)
                                 investments
                                                                                                                   -------------



NET ASSETS..................................................................                                       $1,792,117,742
                                                                                                                   ==============
                                                    NET ASSET VALUE PER SHARE
                                                    --------------------------

                                                                               Class A            Class B
                                                                               ------               ------
Net Assets..................................................................   $   759,012,758     $1,033,104,984
Shares Outstanding..........................................................       759,057,119      1,033,132,447
NET ASSET VALUE PER SHARE...................................................          $1.00              $1.00
                                                                                      ======            ======






SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
                                                        SIX MONTHS ENDED JULY 31, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                  $43,119,053
EXPENSES:                        Management fee-Note 2(a)...................  $  3,768,674
                                 Shareholder servicing costs-Note 2(c)......     1,536,994
                                 Distribution fees-Note 2(b)................     1,507,469
                                 Registration fees..........................       139,721
                                 Custodian fees.............................        91,963
                                 Professional fees..........................        37,732
                                 Prospectus and shareholders' reports.......        16,851
                                 Directors' fees and expenses-Note 2(d).....        14,540
                                 Miscellaneous..............................       156,130
                                                                                 ----------
                                       Total Expenses.......................      7,270,074
                                 Less-reduction in shareholder servicing
                                 costs due to undertaking-Note 2(c)................(258,955)
                                                                                  ----------
                                       Net Expenses.........................                    7,011,119
                                                                                                ----------
INVESTMENT INCOME-NET.......................................................                    36,107,934
NET REALIZED GAIN (LOSS) ON INVESTMENTS-Note 1(b)...........................                       (45,063)
                                                                                                ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                    $36,062,871
                                                                                                =============



SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                                                          Six Months Ended
                                                                          July 31, 1997                   Year Ended
                                                                           (Unaudited)                   January 31, 1997
                                                                          ---------------                  ----------------
OPERATIONS:
  Investment income-net..................................................  $      36,107,934            $      49,280,474
  Net realized gain (loss) on investments................................            (45,063)                      (8,067)
                                                                                 ------------                  ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations....          36,062,871                   49,272,407
                                                                                   -----------                  ----------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net:
    Class A shares.......................................................          (18,634,598)                 (34,241,653)
    Class B shares.......................................................          (17,473,336)                 (15,038,821)
                                                                                   -----------                  ----------
      Total Dividends....................................................          (36,107,934)                 (49,280,474)
                                                                                   -----------                  ----------
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold:
    Class A shares.......................................................          3,587,115,027                6,572,669,153
    Class B shares.......................................................          1,850,178,251                1,019,289,506
  Dividends reinvested:
    Class A shares.......................................................          17,949,459                   32,898,001
    Class B shares.......................................................          17,105,531                   14,154,018
  Cost of shares redeemed:
    Class A shares.......................................................          (3,610,148,992)              (6,496,025,709)
    Class B shares.......................................................          (1,203,360,769)                (714,679,626)
                                                                                   -----------                  ----------
      Increase (Decrease) in Net Assets from Capital Stock Transactions..          658,838,507                  428,305,343
                                                                                   -----------                  ----------
        Total Increase (Decrease) in Net Assets..........................          658,793,444                  428,297,276
NET ASSETS:
  Beginning of Period....................................................          1,133,324,298                  705,027,022
                                                                                   -----------                  ----------
  End of Period..........................................................          $ 1,792,117,742              $ 1,133,324,298
                                                                                      =========                    =========


SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                          Class A Shares
                                                   -------------------------------------------------------------------------
                                                     Six Months Ended
                                                       July 31, 1997      Year Ended January 31,
                                                       (Unaudited)     1997        1996        1995        1994        1993
PER SHARE DATA:                                     --------------      ----        ----        ----        ----       -----
    Net asset value, beginning of period..               $  1.00       $ 1.00     $  1.00     $  1.00     $  1.00     $  1.00
    Investment Operations:
    Investment income-net.................                   .024         .047        .053        .037        .025        .032
                                                           ------          ----        ----        ----        ----       -----
    Distributions:
    Dividends from investment income-net..                  (.024)       (.047)      (.053)      (.037)      (.025)      (.032)
                                                           --------        ----       ----        ----        ----       -----
    Net asset value, end of period........               $  1.00       $ 1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                            ====        ====        ====        ====        ====        ====

TOTAL INVESTMENT RETURN...................                  4.90%*       4.81%       5.42%       3.75%       2.56%       3.26%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                  .86%*        .84%        .86%        .94%        .94%        .95%
    Ratio of net investment income
      to average net assets...............                  4.84%*       4.71%       5.28%       3.68%       2.53%       3.22%
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..                    -            -          .01%        .04%        .02%         -
    Net Assets, end of period (000's Omitted)           $759,013       $764,119    $654,581    $572,116    $616,072    $688,785
    ------------
    *Annualized.




SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been  derived from the Fund's financial statements.


                                                                               Class B Shares
                                                                     ----------------------------------------------------
                                                                       Six Months Ended
                                                                        July 31, 1997           Year Ended January 31,
PER SHARE DATA:                                                         (Unaudited)             1997             1996(1)
                                                                       ----------------        ------            ------
    Net asset value, beginning of period..............                      $  1.00             $ 1.00           $ 1.00

                                                                            --------            ------           ------
    Investment Operations:
    Investment income-net.............................                          .023               .046             .043
                                                                             --------            ------           ------
    Distributions:
    Dividends from investment income-net..............                         (.023)             (.046)           (.043)
                                                                               --------            ------           ------
    Net asset value, end of period....................                        $ 1.00             $ 1.00           $ 1.00
                                                                               ====               ====             ====

TOTAL INVESTMENT RETURN...............................                          4.76%(2)           4.65%            5.18%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets...........                          1.00%(2)           1.00%            1.00%(2)
    Ratio of net investment income
      to average net assets...........................                          4.70%(2)           4.56%            5.00%(2)
    Decrease reflected in above expense ratios
      due to undertakings by the Manager..............                            .07%(2)            .07%             .07%(2)
    Net Assets, end of period (000's Omitted).........                         $1,033,105           $369,205          $50,446

---------------
    (1)  From March 31, 1995 (commencement of initial offering) to January
         31, 1996.
    (2)  Annualized.




SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    General Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares, which are sold to the public without a sales load. The Fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The Fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class

B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of
 .05 of 1% of the value of the average daily net assets of Class B shares.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $27,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1997. If not applied, $12,000 of the carryover expires in fiscal 2002 and $15,000 expires in fiscal 2005.
    At July 31, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

GENERAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 11\2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. There was no expense reimbursement during the period ended July 31, 1997, pursuant to the Agreement.
    (B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the cost of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan. In addition, the Fund reimburses (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliate (collectively, "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. Both the Distributor and Dreyfus may pay

Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Fund's Board of Directors.  If a holder of class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, Dreyfus will be permitted to act as a Service Agent in respect of such Fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended July 31, 1997, $769,522 was charged to the Fund pursuant to the Plan.
    Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, the Fund reimburses the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended July 31, 1997, $737,947 was charged to the Fund pursuant to the Class B Distribution Plan.
    (C) Under the Fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), the Fund reimburses Dreyfus Service Corporation, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended July 31, 1997, the Fund was charged an aggregate of $337,129 pursuant to the Class A Shareholder Services Plan.
    Under the Fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

GENERAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The Manager has undertaken through January 31, 1998, that if the aggregate expenses of Class B of the Fund (exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses) exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended July 31, 1997,

$922,434 was charged to the Fund pursuant to the Class B Shareholder Services

Plan, of which $258,955 was reimbursed by the Manager.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. Such compensation amounted to $94,900 during the period ended July 31, 1997.
    (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.



Registration Mark
[Dreyfus lion "d" logo]
GENERAL MONEY MARKET FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940



Printed in U.S.A.                        196/696SA977
Registration Mark
[Dreyfus logo]
General
Money Market
Fund, Inc.
Semi-Annual
Report
July 31, 1997